Paycheck Protection Program Loan (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2021	Feb. 28, 2021	Dec. 31, 2020	May 01, 2020
Paycheck Protection Program Loan [Line Items]
Received loan proceeds						$ 145,683
Granted forgiveness amount					$ 126,546
Description of unforgiven PPP loan	The unforgiven portion of the PPP loan totaling $19,137 is payable over five years at an interest rate of 1%, with a deferral of payments for the first twelve months.	The unforgiven portion of the PPP loan totaling $19,137 is payable over five years at an interest rate of 1%, with a deferral of payments for the first twelve months.
Non-current portion	$ 759	$ 1,592
Current portion	5,304	5,304
PPP loan [Member]
Paycheck Protection Program Loan [Line Items]
Received loan proceeds				$ 148,975
Granted forgiveness amount	126,546	126,546	$ 148,975
Repaid amount	$ 833	$ 4,970